Note 33 - Financial Instruments and Risk Management - Credit Risk (Details) - Trade and other receivables [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Carrying amount	$ 5,833	$ 9,060
Zimbabwean operations [member]
Statement Line Items [Line Items]
Carrying amount	4,215	9,059
Jersey, Channel Islands [member]
Statement Line Items [Line Items]
Carrying amount	0	0
Other [member]
Statement Line Items [Line Items]
Carrying amount	$ 1,618	$ 1